Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 556,899	[1]	$ 508,696
Acceptances	16,329	[1]	13,560
Total loans and acceptances	573,228		522,256
Allowance for credit losses	(5,065)	[1]	(4,327)
Total loans and acceptances net of allowances for loan losses	568,155		517,929
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	253,357		236,916
Allowance for credit losses	(678)
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	96,019		89,227
Allowance for credit losses	(2,109)
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	16,485		14,104
Allowance for credit losses	(1,213)
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	191,038		168,449
Allowance for credit losses	(1,065)
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	351,297		336,518
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	213,083		205,793
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	72,935		64,295
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	7,361		13,495
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	57,918		52,935
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	41,806		36,930
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,193		1,228
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	40,613		35,702
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	27,022		24,130
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	7,651		6,911
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,298		3,064
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	674		520
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	15,399		13,635
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	43,804		22,742
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	15,313		7,302
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	6,023		3,587
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,592		1,744
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	19,876		10,109
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	20,117		18,444
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,947		2,735
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,888		3,682
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	1,575		1,410
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,707		10,617
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	11,578		9,428
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,189		1,999
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,138		1,845
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,255		1,746
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	3,996		3,838
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	61,275		60,504
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	12,174		12,176
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	5,544		4,471
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	2,028		2,244
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	$ 41,529		$ 41,613

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).